Document and Entity Information	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 31, 2024
Entity File Number	333-261612-01
Entity Registrant Name	DTE ELECTRIC SECURITIZATION FUNDING I LLC
Entity Incorporation State Country Code	DE
Entity Address Address Line 1	C/O DTE Electric Company
Entity Address Address Line 2	One Energy Plaza
Entity Address City Or Town	Detroit
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	235-4000
Entity Tax Identification Number	87-2027468
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001876068
Amendment Flag	false